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Invesco EQV International Equity Fund
Invesco EQV International Equity Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI):

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco EQV International Equity Fund	Class A		Class C	Class R	Class Y	CLASS R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco EQV International Equity Fund	Class A	Class C	Class R	Class Y	CLASS R5	Class R6
Management Fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	none	none	none
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.14%	0.07%
Total Annual Fund Operating Expenses	1.22%	1.97%	1.47%	0.97%	0.90%	0.83%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example - Invesco EQV International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	667	916	1,183	1,946
Class C	300	618	1,062	2,102
Class R	150	465	803	1,757
Class Y	99	309	536	1,190
CLASS R5	92	287	498	1,108
Class R6	85	265	460	1,025

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco EQV International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	667	916	1,183	1,946
Class C	200	618	1,062	2,102
Class R	150	465	803	1,757
Class Y	99	309	536	1,190
CLASS R5	92	287	498	1,108
Class R6	85	265	460	1,025